FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21082

Nuveen Quality Preferred Income Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Gifford R. Zimmerman – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: December 31

Date of reporting period: June 30, 2009

Item 1. Proxy Voting Record

Proxy Voting Summary Report

July 1, 2008 – June 30, 2009

Nuveen Quality Preferred Income Fund

Meeting Date/Type	Company/ Ballot Issues		Security	Management Recommendation	Vote Cast	Proponent

09/12/08 - A	Blackrock Preferred Opportunity Trust *BPP*		09249V103
	1	Elect Directors		For	For	Management

09/12/08 - A	Blackrock Preferred & Corporate Income Strategies Fund, Inc *PSW*		09255J101
	1	Elect Directors		For	For	Management

09/12/08 - A	Blackrock Preferred Income Strategies Fund Inc *PSY*		09255H105
	1	Elect Directors		For	For	Management

12/12/08 - S	HBOS plc *HBOS*		42205MAB2
Meeting for GDR Holders of 6.413 Per Cent. Preference Shares
Agenda for Court Meeting
	1	IF BNYM AS DEPOSITARY IS SOLE HOLDER OF HBOS 6.413% PREF. SHARES AT 5:00 PM ON DECEMBER 9, 2008, IT WILL CONSENT TO APPROVAL OF PREF. SCHEME AT HBOS 6.413% PREF. COURT MEETING IN PLACE OF VOTING AT THE HBOS 6.413% PREF. COURT MEETING.		For	For	Management
Agenda for Special Meeting
	2	APPROVAL OF PREFERENCE SHARE SCHEME; CREATION AND ALLOTMENT OF NEW PREFERENCE SHARES; AMENDMENT OF ARTICLES; RECLASSIFICATION OF PREFERENCE SHARES.		For	For	Management
	3	REDUCTION OF SHARE CAPITAL BY CANCELLATION OF 6.413% PREFERENCE SHARES.		For	For	Management

04/21/09 - A	Flaherty & Crumrine / Claymore Total Return Fund Inc *FLC*		338479108
	1	Elect Directors		For	For	Management

04/21/09 - A	Flaherty & Crumrine/ClayMore Preferred Securities Income Fund, Inc. *FFC*		338478100
	1	Elect Directors		For	For	Management

04/28/09 - A	John Hancock Preferred Income Fund III *HPS*		41021P103
	1	Elect Directors		For	For	Management
	2	Approve Investment Advisory Agreement		For	For	Management

05/11/09 - A	Wachovia Preferred Funding Corp *WNA.P*		92977V206
	1.1	Elect Director James E. Alward		For	For	Management
	1.2	Elect Director Charles F. Jones		For	For	Management
	1.3	Elect Director Mark C. Oman		For	For	Management

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Quality Preferred Income Fund

By	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman – Chief Administrative Officer

Date

August 26, 2009